Share Capital		3 Months Ended
	Dec. 31, 2025	Mar. 31, 2026
Equity [Abstract]
Share Capital

Note 5 — Share Capital

The Company is authorized to issue 100 shares of Common Stock of par value $0.0001 each share. Holders of the Company’s common stock are entitled to one vote for each share. On December 19, 2025, the Company issued 100 shares of common stock to its Parent D. Boral ARC Acquisition I Corp., at a purchase price of $1.00 per share, or an aggregate purchase price of $100. The subscription fee was not received yet as of December 31, 2025.

Note 5 — Share Capital

The Company is authorized to issue 100 shares of Common Stock of par value $0.0001 each share. Holders of the Company’s common stock are entitled to one vote for each share. On December 19, 2025, the Company issued 100 shares of common stock to its Parent D. Boral ARC Acquisition I Corp., at a purchase price of $1.00 per share, or an aggregate purchase price of $100. The subscription fee was not received yet as of March 31, 2026.